Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 1,555	$ 1,561
Trade receivables	230	283
Accounts receivable	252	577
Investments	78	86
Inventories	717	796
Stockpiles and ore on leach pads	805	786
Deferred income tax assets	246	195
Other current assets	1,006	1,661
Current assets	4,889	5,945
Property, plant and mine development, net	14,277	18,010
Investments	439	1,446
Stockpiles and ore on leach pads	2,680	2,896
Deferred income tax assets	1,478	404
Other long-term assets	844	872
Total assets	24,607	29,573
LIABILITIES
Debt	595	10
Accounts payable	478	657
Employee-related benefits	341	339
Income and mining taxes	13	51
Other current liabilities	1,313	2,084
Current liabilities	2,740	3,141
Debt	6,145	6,288
Reclamation and remediation liabilities	1,513	1,457
Deferred income tax liabilities	635	858
Employee-related benefits	323	586
Other long-term liabilities	342	372
Total liabilities	11,698	12,702
Commitments and contingencies
Equity
Common stock	789	787
Additional paid-in capital	8,538	8,427
Accumulated other comprehensive income (loss)	(182)	490
Retained earnings	848	3,992
Newmont stockholders' equity	9,993	13,696
Noncontrolling interests	2,916	3,175
Total equity	12,909	16,871
Total liabilities and equity	$ 24,607	$ 29,573